Share Capital and Reserves (Details 1) - $ / shares		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017
Class Of Warrant Or Right Outstanding [Roll Forward]
As at beginning of period		208,211	722,572
Warrants issued (Note 11 b)	[1]		7,692
Warrants issued (Note 11 b)	[2]		16,364
Warrants expired (Note 11 b)	[3]		(538,417)
As at Ending of period		208,211	208,211
Class Of Warrant Or Right Weighted Average Exercise Price [Roll Forward]
As at beginning of period		$ 5.27
Warrants issued (Note 11 b)	[1]
Warrants issued (Note 11 b)	[2]
Warrants expired (Note 11 b)	[3]
As at Ending of period		$ 5.27	$ 5.27

[1]	On November 30, 2016, the Company completed private placements for gross proceeds of $50,000 and issued 7,692 units in the capital of the Company at a purchase price of $6.50 per unit. Each unit is comprised of one (1) common share and one (1) common share purchase warrant. Each full warrant entitles the holder to purchase one (1) common share at an exercise price of $10.00 until November 30, 2019. The fair value of the units ($50,000) was allocated to common shares $30,233 and the amount allocated to warrants component using a Binomial Lattice model was $19,767.
[2]	Pursuant to the November 30, 2016, private placement of $50,000, effective August 31, 2017, the Company issued 16,364 Units in the capital of the Company pursuant to the anti-dilution provision of the August 31, 2016, private placement agreements. Each unit is comprised of one (1) common share and one (1) common share purchase warrant. Each full warrant entitles the holder to purchase one (1) common share at an exercise price of $10.00 until November 30, 2019. The fair value of the units of $2,127 was allocated to common shares and anti-dilution fees in the consolidated statement of operations. No value was allocated to warrants based on the Binomial Lattice model.
[3]	On August 31, 2017, 538,417 common share purchase warrants exercisable at $10.00 expired. The amount allocated to warrants based on the Binomial Lattice model was $2,195,738 with a corresponding increase to contributed surplus.